See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        TrendStar Investment Trust

By (Signature and Title)

*            /s/ Thomas W. Laming

Thomas W. Laming, President

Date      December 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*            /s/ Thomas W. Laming

              Thomas W. Laming, President

Date      December 8, 2005

By (Signature and Title)

*            /s/ James R. McBride

              James R. McBride, Treasurer

Date      December 8, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21405

TrendStar Investment Trust

7300 College Blvd., Suite 308, Overland Park, KS 66210

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-661-2900

Date of fiscal year end: 09/30

Date of reporting period: 09/30/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

See Attachment

TrendStar Funds

Annual Report

September 30, 2005

Fund Advisor:

TrendStar Advisors, LLC
7300 College Blvd., Suite 308
Overland Park, KS 66210

Toll Free 1-888-747-4872

Dear Fellow Shareholders

The divergence in sector returns, especially evident through the end of the third quarter, is beginning to resemble that of another recent period. Year-to-date stock returns, while generally up, do not tell the whole story. The Russell 2000 Small Cap Index was up 3.44 percent during the first nine months of this year, while the energy and utility sectors of the same index were up 54 and 16 percent, respectively. Indeed the Russell Small Cap Index would barely be in positive territory, only up about 0.50 percent, if not for the strong performance of energy and utilities stocks. Energy was the driver of large cap index performance, too. The S&P 500 Index was up 2.77 percent through first nine months of 2005. However, removal of the energy sector would leave the remaining index down about 1.5 percent.

The strong positive performance of one or two sectors, with most other sectors confined to flat or even negative returns, reminds us of the late 1990s. So does the rabid enthusiasm for today's strongest performers. At that time technology and Internet stocks led the way while the rest of the market struggled. For example, the Nasdaq index was up 40 percent during 1998, however, removing the twenty largest technology stocks left the average remaining stock with a four percent loss for the year. Similarly, the S&P 500 was up 28 percent in 1998, yet most stocks actually declined in value.

We may have entered a similar period where excessive hype pushes the valuations of certain industry sectors to risky levels, while other sectors remain attractively valued. Belief in the "new economy" was a driving force behind the surge in technology, and especially Internet stocks, during the 1990s. Today, in a similar fashion, belief in the rapid growth in demand from China (with India thrown in for good measure) has become one of the pillars supporting the argument for rising commodity prices and for continued investment in the energy and basic materials sectors. Investment newsletters that used to tout Internet stocks have been replaced by those that today tout energy stocks.

In the late 1990s, the counting of eyeballs that viewed Internet web pages helped lead to fanciful valuations for most Internet stocks. Today, we believe the counting of construction cranes in China (a popular anecdote for those returning from visits to that country) has helped push many stocks to excessive valuations. Today's environment reminds us of that time in the late 1990s when we had to pen a letter to a client that justified why we did not own shares of Amazon.com.

Just as yesterday's investors would eventually quit counting eyeballs and start demanding profits from Internet companies, today's investors will be forced to begin counting such important factors as new production and efficiency improvements, rather than just the massive demand implied by all of those cranes. For example, China's *increase* in steel production during 2003 exceeded the *total* steel output of Brazil during the same period. Continuing its massive investment program in 2004, China added *new* capacity that was greater than the *total* output of Germany. China has now made the transition from a net importer to a net exporter of steel.

Needless to say, China, once the reason to buy steel stocks, has become one of the reasons to sell them. Since we last wrote to you in the semi-annual report (March 31, 2005) the stock of U.S. Steel has fallen over 16 percent and the basic materials sector (which includes many chemical, aluminum and paper companies) is down about 8 percent. The basic materials sector, after a few years of strong results, has become a poor performer in part due to the pace with which supply has caught demand. We would expect this sector's long-term underperformance to resume. However, the production of new energy supplies is much more difficult to ramp up; hence energy prices have remained stubbornly high.

Our Goal

Our goal is to achieve superior long-term performance without pursuing the latest fads and hottest stories. That has often meant not owning the best performing sector at any given time. Short-term excitement regarding supply/demand imbalances comes and goes, but long-term trends abide. The decline in energy usage per dollar of GDP, we believe, has been a major driver of the historic long-term underperformance of energy stocks. Spikes in commodity prices: reinforce substitution (such as the increased use of composites in place of metals); promote efficiency (such as the shift to more fuel efficient cars); and result in increased production. These factors combine to limit long-term price appreciation of commodities, and in fact have led to eventual stock price corrections, ending in severe losses to commodity investors who choose to ignore history. The corrections appear to have already begun in steel and aluminum stocks.

We focus on long-term secular trends, identify companies that should benefit from the continuation of these trends and then apply a rigorous valuation methodology to each company to help prevent overpaying for a stock.

The relative performance of both the TrendStar Small Cap and American Endeavor funds exceeded their respective benchmarks (see accompanying tables and graphs) during the first eleven months of our fiscal year ended September 30, 2005. However, the final month of the fiscal year made for a disappointing finish, with surging oil prices and the lack of energy exposure within both funds causing them to fail to keep pace with the indices for the full year. Healthcare continues to be the TrendStar Small Cap Fund's largest sector and driver of performance. During the fiscal year, five healthcare holdings of the Fund were the target of buyouts; Accredo Health, CTI Molecular, Renal Healthcare, Priority Healthcare and IDX Systems. We believe the buyouts reflect the attractive valuations that have been present within healthcare and, with two of the five holdings being purchased by German firms, the recognition of slow growth opportunities in Europe. Within the TrendStar American Endeavor Fund, where we focus on U.S.-based stocks with significant foreign revenue and income, consumer and technology sectors make up 36 and 33 percent of holdings, respectively. Technology, which had been a drag on performance for much of the year performed quite well during the quarter ending in September. Our largest holding, Weight Watchers International, had hurt performance early in the year. However, our belief that the Atkins/low-carb diet would prove to be a passing fad was bolstered by the bankruptcy filing of Atkins Nutritionals in

July of this year. Weight Watchers, which had been one of our disappointments during fiscal 2004 hit an all-time high in August of 2005.

Finally, we want to thank each of you for the trust you have placed in us and for your continued support of the funds. We truly value the relationships we have developed with many of you over the years. As always, we will look forward to reporting on the progress of your funds in the future.

Thomas W. Laming
President & Portfolio Manager

James R. McBride
Treasurer & Portfolio Manager

The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-888-747-4872. Please read it carefully before investing.

The opinions expressed are those of TrendStar Advisors, LLC and are current only through September 30, 2005. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

Funds are distributed by Unified Financial Securities, Inc., Member NASD.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Funds may be lower or higher than the performance quoted. The Funds' investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-747-4872 or visiting www.trendstarfunds.com.

* Annualized.

** Return figures reflect any change in price per share and assume the reinvestment of all distributions.

*** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Russell 2000 Index, Russell 2000 Growth Index, S&P 500 Index and S&P 500 Barra Growth Index are widely recognized unmanaged indices representative of broader markets and ranges of securities than is found in the Funds' portfolios. Individuals cannot invest directly in the Indices; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

**** The Lipper classification averages represent a simple average of all funds within a given Lipper classification.

The Fund is distributed by Unified Financial Securities, Inc.

Comparison of the Growth of a $10,000 Investment in the TrendStar Small Cap Fund, the Russell 2000 Index, the Russell 2000 Growth Index, and the Lipper Small Cap Growth Classification Average


TrendStar Small Cap Fund ($12,091)
Russell 2000 Index ($12,924)
Russell 2000 Growth Index ($12,153)
Lipper Small Cap Growth Classification Average ($11,882)
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
Value
Inception Date October 31, 2003
Sep-03
Jan-04
May-04
Sep-04
Jan-05
May-05
Sep-05
Date

	TrendStar Small Cap Fund	Russell 2000 Index	Russell 2000 Growth Index	Lipper Small Cap Growth Classification Average
	($12,091)	($12,924)	($12,153)	($11,882)
9/30/2003				
10/31/2003	10,000.00	10,000.00	10,000.00	10,000.00
11/30/2003	10,190.00	10,354.85	10,326.01	10,313.00
12/31/2003	10,220.00	10,564.96	10,372.18	10,316.09
1/31/2004	10,820.00	11,023.96	10,917.10	10,745.24
2/29/2004	10,850.00	11,122.77	10,900.21	10,734.50
3/31/2004	10,970.00	11,226.41	10,951.16	10,721.62
4/30/2004	10,660.00	10,654.06	10,401.41	10,170.53
5/31/2004	10,640.00	10,823.60	10,608.30	10,352.58
6/30/2004	11,050.00	11,279.44	10,961.31	10,665.23
7/31/2004	10,300.00	10,519.98	9,977.40	9,761.88
8/31/2004	10,300.00	10,465.88	9,762.63	9,465.12
9/30/2004	10,480.00	10,957.22	10,302.44	10,020.72
10/31/2004	10,600.00	11,172.92	10,552.79	10,272.24
11/30/2004	11,500.00	12,142.04	11,444.74	11,000.54
12/31/2004	11,888.23	12,501.44	11,856.09	11,447.17
1/31/2005	11,452.80	11,979.84	11,321.98	11,005.31
2/28/2005	11,554.06	12,182.75	11,477.39	11,200.10
3/31/2005	11,361.66	11,834.00	11,046.87	10,832.74
4/30/2005	11,108.50	11,156.28	10,343.83	10,192.52
5/31/2005	11,948.98	11,886.47	11,073.10	10,875.42
6/30/2005	12,131.26	12,344.96	11,431.11	11,243.01
7/31/2005	12,607.19	13,127.06	12,230.18	11,927.71
8/31/2005	12,394.54	12,883.66	12,057.83	11,755.95
9/30/2005	12,090.75	12,924.10	12,153.37	11,881.74

Comparison of the Growth of a $10,000 Investment in the TrendStar American Endeavor Fund, the S&P500 Barra Index, the S&P 500 Index, and the Lipper Large Cap Growth Classification Average



TrendStar American Endeavor Fund ($10,948)
S&P 500 Barra Index ($11,385)
S&P 500 Index ($12,092)
Lipper Large Cap Growth Classification Average ($11,882)
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
Value
Inception Date: October 31, 2003
Date

	TrendStar American Endeavor Fund	S&P 500 Barra Index	S&P 500 Index	Lipper Large Cap Growth Classification Average
	($10,948)	($11,385)	($12,092)	($11,399)
9/30/2003				
10/31/2003	10,000.00	10,000.00	10,000.00	10,000.00
11/30/2003	10,240.00	10,085.90	10,087.88	10,077.00
12/31/2003	10,500.00	10,520.10	10,616.58	10,365.20
1/31/2004	10,670.00	10,720.23	10,811.39	10,549.70
2/29/2004	10,720.00	10,775.32	10,961.61	10,605.62
3/31/2004	10,690.00	10,522.61	10,796.26	10,476.23
4/30/2003	10,510.00	10,457.17	10,626.99	10,256.23
5/31/2004	10,750.00	10,624.13	10,772.53	10,454.17
6/30/2004	10,790.00	10,805.87	10,981.86	10,602.62
7/31/2004	10,100.00	10,295.33	10,617.92	9,989.79
8/31/2004	9,880.00	10,265.31	10,660.57	9,915.87
9/30/2004	9,840.00	10,289.63	10,775.94	10,123.11
10/31/2004	9,910.00	10,488.73	10,940.56	10,270.90
11/30/2004	10,280.00	10,779.35	11,383.08	10,702.28
12/31/2004	10,677.33	11,166.02	11,766.65	11,106.83
1/31/2005	10,476.81	10,893.04	11,479.84	10,733.64
2/28/2005	10,617.17	11,151.45	11,721.30	10,790.53
3/31/2005	10,446.74	10,955.56	11,513.96	10,606.01
4/30/2005	10,206.12	10,763.92	11,295.72	10,366.31
5/31/2005	10,637.22	11,107.94	11,654.83	10,905.36
6/30/2005	10,466.79	10,970.46	11,671.52	10,913.00
7/31/2005	11,058.30	11,442.84	12,105.39	11,418.27
8/31/2005	10,958.04	11,319.41	11,994.82	11,285.82
9/30/2005	10,948.02	11,385.35	12,091.93	11,398.67

FUND HOLDINGS – (Unaudited)


TrendStar Small-Cap Fund Holdings as of September 30, 2005 1
Small-Cap Companies 97.44%
Other Companies1 1.28%
Short-Term Investments 2.03%
Liabilities in excess of other assets (0.75)%
100.00%
90.00%
80.00%
70.00%
60.00%
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%

[1]As a percent of net assets.
[2]Common stocks of mid and large U.S. Companies.

The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies with capitalizations that fall within or below the market capitalization ranges of companies included in the S&P Small Cap 600 Index or the Russell 2000 Index within the previous three years of purchase.


TrendStar American Endeavor Fund Holdings as of September 30, 2005 1
U.S. Companies with at least 33 1/3% Foreign Sales 81.15%
Other Companies1 16.55%
Short-Term Investments 2.16%
Other assets less liabilities 0.14%
100.00%
90.00%
80.00%
70.00%
60.00%
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%

[1]As a percent of net assets.
[2]U.S. companies generating less than 33 1/3% of sales outside the United States.

The Fund normally invests at least 80% of its assets in common stocks of domestic companies that generate at least one-third of their annual sales or net income from operations conducted outside the United States.

Availability of Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Qs are available at the SEC's website at www.sec.gov. The Funds' Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds' Expenses – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (i) redemption fees on short-term redemptions and (ii) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 through September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Funds would increase your expenses.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments
September 30, 2005

Common Stocks - 98.72%	**Shares**	**Value**
Aerospace & Defense - 2.39%		
Mercury Computer Systems, Inc. (a)	176,278	$ 4,627,297
Airlines - 1.79%		
JetBlue Airways Corp. (a)	196,157	3,452,363
Automobiles - 1.88%		
Monaco Coach Corp.	246,375	3,631,567
Capital Markets - 4.97%		
Cohen & Steers, Inc.	55,400	1,108,000
Investors Financial Services Corp.	81,700	2,687,930
W.P. Stewart & Co, Ltd.	121,450	2,710,764
Waddell & Reed Financial, Inc.	160,200	3,101,472
		9,608,166
Commercial Banks - 5.32%		
Bankatlantic Bancorp, Inc.	194,750	3,308,803
Boston Private Financial Holdings Corp.	121,901	3,235,253
Wilmington Trust Corp.	102,475	3,735,214
		10,279,270
Commercial Services & Supplies - 3.38%		
Gevity HR, Inc.	136,060	3,706,274
Sourcecorp, Inc. (a)	38,981	835,753
Watson Wyatt & Co. Holdings	74,150	1,998,343
		6,540,370
Communications Equipment - 2.17%		
Black Box Corp.	93,906	3,940,296
EFJ, Inc. (a)	24,300	250,047
		4,190,343
Electrical Equipment - 1.07%		
Intermagnetics General Corp. (a)	74,070	2,069,516
Electronic Equipment & Instruments - 4.87%		
Benchmark Electronics, Inc. (a)	144,025	4,338,033
Plexus Corp. (a)	296,325	5,064,194
		9,402,227
Food & Staples Retailing - 2.52%		
Performance Food Group Co. (a)	154,170	4,865,605
Health Care Equipment & Supplies - 12.98%		
Affymetrix, Inc. (a)	66,000	3,051,180
Analogic Corp.	48,895	2,464,797
Biosite Diagnostics, Inc. (a)	60,579	3,747,417
ICU Medical, Inc. (a)	119,100	3,425,316
Molecular Devices Corp. (a)	182,968	3,822,202
PolyMedica Corp.	114,326	3,994,550
Zoll Medical Corp. (a)	174,043	4,568,629
		25,074,091

Common Stocks - 98.72% - continued	**Shares**		**Value**
Health Care Providers & Services - 18.39%			
Amerigroup Corp. (a)	170,350	$	3,257,092
AmSurg Corp. (a)	160,488		4,390,952
Centene Corp. (a)	126,050		3,155,031
Cerner Corp. (a)	42,806		3,721,126
Covance, Inc. (a)	33,500		1,607,665
IDX Systems Corp. (a)	100,497		4,339,460
Medco Health Solutions, Inc. (a)	45,325		2,485,170
Pharmaceutical Product Development, Inc. (a)	54,900		3,157,299
Priority Healthcare Corp. - Class B (a)	193,926		5,402,778
Renal Care Group, Inc. (a)	84,600		4,003,272
			35,519,845
Hotels, Restaurants & Leisure - 4.31%			
Aztar Corp. (a)	125,650		3,871,276
CBRL Group	132,350		4,454,901
			8,326,177
Household Durables - 5.10%			
Ethan Allen Interiors, Inc.	138,725		4,349,029
WCI Communities, Inc. (a)	193,775		5,497,397
			9,846,426
IT Services - 4.49%			
The BISYS Group, Inc. (a)	253,950		3,410,548
CACI International, Inc. (a)	77,400		4,690,440
Digimarc Corp. (a)	83,618		566,930
			8,667,918
Media - 1.88%			
Arbitron, Inc.	90,975		3,624,444
Pharmaceutical - 1.60%			
Bradley Pharmaceutical Industries, Inc. (a)	200,750		2,192,190
Medicis Pharmaceutical Corp.	27,700		901,912
			3,094,102
Semiconductors - 6.63%			
Cree, Inc. (a)	148,350		3,711,717
DSP Group, Inc. (a)	139,733		3,585,549
EXAR Corp. (a)	77,500		1,086,550
Lattice Semiconductor Corp. (a)	325,564		1,393,414
Omnivision Technologies, Inc. (a)	241,052		3,042,076
			12,819,306

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments - continued
September 30, 2005

Common Stocks - 98.72% - continued	**Shares**		**Value**
Semiconductor Equipment - 7.05%			
Advanced Energy Industries, Inc. (a)	198,634	$	2,137,302
Cabot Microelectronics Corp. (a)	131,575		3,865,673
Photronics, Inc. (a)	191,104		3,707,418
Varian Semiconductor Equipment Associates, Inc. (a)	92,450		3,917,106
			13,627,499
Software - 2.14%			
Advent Software, Inc. (a)	153,523		4,135,910
Specialty Retail - 2.14%			
Barnes & Noble, Inc.	109,950		4,145,115
Transportation - 1.65%			
Forward Air Corp.	86,398		3,182,902
TOTAL COMMON STOCKS (Cost $179,332,758)			190,730,459
Cash Equivalents - 2.03%	**Principal Amount**		
Huntington Money Market Fund - Investment Shares, 2.57% (b)	$ 3,910,318		3,910,318
TOTAL CASH EQUIVALENTS (Cost $3,910,318)			3,910,318
TOTAL INVESTMENTS (Cost $183,243,076) - 100.75%			194,640,777
Liabilities in excess of other assets - (0.75)%			(1,442,445)
TOTAL NET ASSETS - 100.00%		$	193,198,332

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2005.

TrendStar Funds
TrendStar American Endeavor Fund
Schedule of Investments
September 30, 2005

Common Stocks - 97.70%	**Shares**		**Value**
Auto Components - 3.23%			
Johnson Controls, Inc.	8,600	$	533,630
Lear Corp.	4,500		152,865
Gentex Corp.	9,200		160,080
			846,575
Beverages - 3.68%			
Coca-Cola Co.	7,200		310,968
PepsiCo, Inc.	11,500		652,165
			963,133
Capital Markets - 4.64%			
Goldman Sachs Group, Inc.	6,900		838,902
Morgan Stanley	7,000		377,580
			1,216,482
Chemicals - 3.08%			
Sigma Aldrich Corp.	12,600		807,156
Communications Equipment - 3.84%			
Black Box Corp.	9,300		390,228
Cisco Systems, Inc. (a)	34,300		614,999
			1,005,227
Computers & Peripherals - 4.17%			
Dell, Inc. (a)	17,800		608,760
Sandisk Corp. (a)	10,000		482,500
			1,091,260
Consumer Electronics - 1.56%			
Harman International Industries, Inc.	4,000		409,080
Electronic Equipment & Instruments - 2.94%			
Jabil Circuit, Inc. (a)	24,900		769,908
Food Products - 4.89%			
Sara Lee Corp.	26,200		496,490
Wrigley, William Jr. Co.	10,900		783,492
			1,279,982
Health Care Equipment & Supplies - 5.13%			
Boston Scientific Corp. (a)	20,200		472,074
C.R. Bard, Inc.	13,200		871,596
			1,343,670
Hotels, Restaurants & Leisure - 6.84%			
Carnival Corp.	6,000		299,880
McDonald's Corp.	24,500		820,505
Yum! Brands, Inc.	13,900		672,899
			1,793,284

Common Stocks - 97.70% - continued	**Shares**		**Value**
Household Products - 5.14%			
Colgate-Palmolive Co.	12,200	$	644,038
Kimberly-Clark Corp.	11,800		702,454
			1,346,492
Insurance - 5.82%			
AFLAC, Inc.	19,600		887,880
American International Group, Inc.	10,300		638,188
			1,526,068
Personal Products - 3.40%			
The Gillette Co.	15,300		890,460
Pharmaceuticals - 9.22%			
Johnson & Johnson	13,500		854,280
Merck & Co., Inc.	15,200		413,592
Pfizer, Inc.	7,100		177,287
Schering-Plough Corp.	17,600		370,480
Wyeth	13,000		601,510
			2,417,149
Semiconductors - 9.21%			
Altera Corp. (a)	35,000		668,850
EXAR Corp. (a)	26,200		367,324
Intel Corp.	26,200		645,830
Intersil Holding Corp.	33,600		731,808
			2,413,812
Semiconductor Equipment - 6.85%			
Applied Materials, Inc.	39,600		671,616
MKS Instruments, Inc. (a)	34,200		589,266
Novellus Systems, Inc. (a)	21,300		534,204
			1,795,086
Software - 6.38%			
Microsoft Corp.	31,700		815,641
Symantec Corp. (a)	14,596		330,745
Synopsys, Inc. (a)	27,800		525,420
			1,671,806
Specialty Retail - 6.88%			
Tiffany & Co.	20,400		811,308
Weight Watchers International, Inc. (a)	19,200		990,336
			1,801,644

Common Stocks - 97.70% - continued	Shares	Value
Transportation - 0.80%		
Expeditors International of Washington, Inc.	3,700	$ 210,086
TOTAL COMMON STOCKS (Cost $24,819,278)		25,598,360
Cash Equivalents - 2.16%	**Principal Amount**	
Huntington Money Market Fund - Investment Shares, 2.57% (b)	$ 564,064	564,064
TOTAL CASH EQUIVALENTS (Cost $564,064)		564,064
TOTAL INVESTMENTS (Cost $25,383,342) - 99.86%		26,162,424
Other assets less liabilities - 0.14%		37,768
TOTAL NET ASSETS - 100.00%		$ 26,200,192

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2005.

TrendStar Funds
Statements of Assets and Liabilities
September 30, 2005

	TrendStar Small-Cap Fund	TrendStar American Endeavor Fund
Assets:		
Investments in securities:		
At cost	$ 183,243,076	$ 25,383,342
At value	$ 194,640,777	$ 26,162,424
Receivable for fund shares sold	614,127	36,875
Dividends receivable	38,443	20,466
Prepaid expenses	20,615	11,681
Interest receivable	8,127	876
Total assets	195,322,089	26,232,322
Liabilities:		
Payable for investments purchased	1,539,897	-
Payable for fund shares redeemed	389,737	8,268
Payable to Advisor	102,329	13,992
Payable to Administrator	91,794	9,870
Total liabilities	2,123,757	32,130
Net Assets:	$ 193,198,332	$ 26,200,192
Net Assets consist of:		
Paid in capital	$ 179,995,063	$ 24,986,231
Accumulated undistributed net investment income	-	21,628
Accumulated undistributed net realized gain on investments	1,805,568	413,251
Net unrealized appreciation on investments	11,397,701	779,082
	$ 193,198,332	$ 26,200,192
Shares outstanding (unlimited number authorized)	16,176,813	2,398,367
Net asset value, offering and redemption price per share	$ 11.94	$ 10.92

TrendStar Funds
Statements of Operations
For the Year Ended September 30, 2005

	TrendStar Small-Cap Fund	TrendStar American Endeavor Fund
Investment Income:		
Dividend income	$ 592,952	$ 370,601
Interest income	53,811	5,290
Total Income	646,763	375,891
Expenses:		
Investment Advisor fee (a)	1,092,308	211,751
Administration expenses (a)	564,073	101,822
Registration expenses	27,014	34,349
Custodian expenses	20,819	5,929
Trustee expenses	19,089	3,977
CCO Expense	19,003	5,128
Recouped reimbursement (a)	18,544	-
Insurance expenses	13,158	7,887
Legal expenses	12,804	1,644
Auditing expenses	12,732	-
Miscellaneous expenses	9,846	4,256
Organizational expenses (a)	2,174	-
Total Expenses	1,811,564	376,743
Reimbursed expenses (a)	-	(33,848)
Total operating expenses	1,811,564	342,895
Net Investment Income (Loss)	(1,164,801)	32,996
Realized & Unrealized Gain		
Net realized gain on investment securities	2,987,854	463,950
Change in unrealized appreciation (depreciation) on investment securities	12,701,933	2,139,924
Net realized and unrealized gain on investment securities	15,689,787	2,603,874
Net increase in net assets resulting from operations	$ 14,524,986	$ 2,636,870

(a) See Note 3 in the Notes to the Financial Statements.

TrendStar Funds
Statements of Changes In Net Assets

		TrendStar Small-Cap Fund		
		For the year ended September 30, 2005		For the period ended September 30, 2004 (a)
Increase (Decrease) in Net Assets:				
Operations:				
Net investment (loss)	$	(1,164,801)	$	(352,321)
Net realized gain on investment securities		2,987,854		1,709,288
Change in unrealized appreciation (depreciation) on investment securities		12,701,933		(1,304,232)
Net increase in net assets resulting from operations		14,524,986		52,735
Distributions:				
From net investment income		-		-
From net realized gain		(1,374,452)		-
Total distributions		(1,374,452)		-
Capital Share Transactions:				
Proceeds from shares sold		132,571,279		78,568,484
Reinvestment of distributions		1,369,170		-
Amount paid for Fund shares repurchased		(26,491,510)		(6,072,360)
Net increase in net assets resulting from capital share transactions		107,448,939		72,496,124
Total Increase in Net Assets		120,599,473		72,548,859
Net Assets				
Beginning of year		72,598,859		50,000
End of year	$	193,198,332	$	72,598,859
Accumulated undistributed net investment income included in net assets at end of period	$	-	$	-
Capital Share Transactions				
Shares sold		11,423,801		7,501,207
Shares issued in reinvestment of distributions		116,724		-
Shares repurchased		(2,292,572)		(577,347)
Net increase from capital share transactions		9,247,953		6,923,860

(a) October 31, 2003 (Commencement of Operations) through September 30, 2004.

TrendStar Funds
Statements of Changes In Net Assets

	TrendStar American Endeavor Fund	
	For the year ended September 30, 2005	For the period ended September 30, 2004 (a)
Increase (Decrease) in Net Assets:		
Operations:		
Net investment income (loss)	$ 32,996	$ (75,992)
Net realized gain on investment securities	463,950	51,670
Change in unrealized appreciation (depreciation) on investment securities	2,139,924	(1,360,842)
Net increase (decrease) in net assets resulting from operations	2,636,870	(1,385,164)
Distributions:		
From net investment income	(11,367)	-
From net realized gain	(50,699)	-
Total distributions	(62,066)	-
Capital Share Transactions:		
Proceeds from shares sold	6,304,006	27,963,574
Reinvestment of distributions	62,044	-
Amount paid for Fund shares repurchased	(5,923,862)	(3,445,210)
Net increase in net assets resulting from capital share transactions	442,188	24,518,364
Total Increase in Net Assets	3,016,992	23,133,200
Net Assets		
Beginning of year	23,183,200	50,000
End of year	$ 26,200,192	$ 23,183,200
Accumulated undistributed net investment income included in net assets at end of period	$ 21,628	$ -
Capital Share Transactions		
Shares sold	601,204	2,686,222
Shares issued in reinvestment of distributions	5,831	-
Shares repurchased	(563,884)	(336,006)
Net increase from capital share transactions	43,151	2,350,216

(a) October 31, 2003 (Commencement of Operations) through September 30, 2004.

TrendStar Funds
Financial Highlights
For a Fund share outstanding during each period

	TrendStar Small-Cap Fund		
	For the year ended September 30, 2005	For the period ended September 30, 2004	(a)
Selected Per Share Data:			
Net asset value, beginning of period	$ 10.48	$ 10.00	
Income from investment operations			
Net investment (loss)	(0.07)	(0.05)	
Net realized and unrealized gain	1.68	0.53	
Total from investment operations	1.61	0.48	
Less Distributions to Shareholders:			
From net realized gain	(0.15)	-	
Total distributions to shareholders	(0.15)	-	
Net asset value, end of period	$ 11.94	$ 10.48	
Total Return (b)	15.37%	4.80%	(c)
Ratios and Supplemental Data			
Net assets, end of period	$ 193,198,332	$ 72,598,859	
Ratio of expenses to average net assets	1.39%	1.40%	(d)
Ratio of expenses to average net assets before waiver & reimbursement	1.39%	1.44%	(d)
Ratio of net investment (loss) to average net assets	(0.90)%	(0.81)%	(d)
Ratio of net investment (loss) to average net assets before waiver & reimbursement	(0.90)%	(0.85)%	(d)
Portfolio turnover rate	11.92%	14.29%	

(a) October 31, 2003 (Commencement of Operations) through September 30, 2004.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

TrendStar Funds
Financial Highlights
For a Fund share outstanding during each period

	TrendStar American Endeavor Fund	
	For the year ended September 30, 2005	For the period ended September 30, 2004 (a)
Selected Per Share Data:		
Net asset value, beginning of period	$ 9.84	$ 10.00
Income from investment operations		
Net investment income (loss)	0.01	(0.03)
Net realized and unrealized gain (loss)	1.10	(0.13)
Total from investment operations	1.11	(0.16)
Less Distributions to Shareholders:		
From net investment income	(0.01)	-
From net realized gain	(0.02)	-
Total distributions to shareholders	(0.03)	-
Net asset value, end of period	$ 10.92	$ 9.84
Total Return (b)	11.26%	-1.60% (c)
Ratios and Supplemental Data		
Net assets, end of period	$ 26,200,192	$ 23,183,200
Ratio of expenses to average net assets	1.40%	1.40% (d)
Ratio of expenses to average net assets before waiver & reimbursement	1.54%	1.41% (d)
Ratio of net investment income (loss) to average net assets	0.13%	(0.40)% (d)
Ratio of net investment income (loss) to average net assets before waiver & reimbursement	(0.01)%	(0.41)% (d)
Portfolio turnover rate	11.68%	10.60%

(a) October 31, 2003 (Commencement of Operations) through September 30, 2004.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

NOTE 1. ORGANIZATION

TrendStar Investment Trust is a statutory business trust organized under Delaware law on July 23, 2003 and operating as an open-end management investment company of the series type. The Trust was originally organized as the Sirius Investment Trust, but changed its name to TrendStar Investment Trust on or about October 2, 2003. Prior to October 31, 2003, the Trust did not engage in operations other than to attend to organizational matters, which included the sale of 5,000 shares of each series offered by the Trust, and the registration of its shares. The Trust's Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of series ("Funds"), each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust offers two series of shares; TrendStar Small-Cap Fund ("Small-Cap Fund") and the TrendStar American Endeavor Fund ("American Endeavor Fund"). Each Fund commenced investment operations on October 31, 2003. The investment objective of each Fund is to achieve long-term growth of capital with income as a secondary consideration.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. Each Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions- The Small-Cap Fund and American Endeavor Fund intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended September 30, 2005, net investment loss of $1,164,801 for the Small-Cap Fund was reclassified to accumulated undistributed net realized gain.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

TrendStar Advisors, LLC (the "Advisor") manages the investment portfolio and the general business affairs of each Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Certain officers and Trustees of the Funds are also officers and Trustees of the Advisor. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of each Fund in accordance with the Fund's investment policies and restrictions. The Advisor furnishes an investment program for each Fund; determines what investments should be purchased, sold, and held; and makes changes on behalf of the Trust in the investments of each Fund. At all times the Advisor's actions on behalf of the Funds are subject to the overall supervision and review of the Board. Prior to August 1, 2005, for its investment advisory services to each Fund, each Fund paid to the Advisor, on the last day of each month, an annualized fee equal to 0.90% of average net assets of each Fund. Such fee was computed daily based upon the daily average net assets of each Fund. Effective August 1, 2005, the Funds are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.70% of the first $100 million in average daily net assets of the Fund and 0.60% on average daily net assets over $100 million. For the year ended September 30, 2005, the Advisor earned a fee of $1,092,308 and $211,751 from the Small-Cap Fund and the American Endeavor Fund, respectively. At September 30, 2005, the Small-Cap Fund and the American Endeavor Fund owed the Advisor $102,329 and $13,992, respectively for its advisory services.

The Advisor has voluntarily agreed to waive all or a portion of its fees and/or reimburse expenses of each Fund, but only to the extent necessary to maintain total operating expenses (excluding brokerage costs, borrowing costs, taxes and extraordinary expenses) at 1.40% of average daily net assets. For the year ended September 30, 2005 the Advisor waived fees in the amount of $33,848 for the American Endeavor Fund. The Advisor may terminate this voluntary agreement at any time. The Advisor has entered into an agreement with the Trust that allows the Advisor to recover operational expenses waived and/or reimbursed for a period of three years after the waiver/reimbursement, but only to the extent that such recovery can be made without exceeding a Fund's expense cap of 1.40%.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The waived fees related to operating expenses subject to recovery, at September 30, 2005 were as follows:

Fund	Amount	To be repaid by October 31,
American Endeavor Fund	$ 2,794	2007
	33,848	2008

The expense recovery agreement noted above also allowed the Advisor to recover organizational expenses paid by the Advisor on behalf of the Funds for a period of one year after the Funds commenced operations, but only to the extent that such recovery could be made without exceeding a Fund's expense cap of 1.40%. The following amounts subject to repayment by October 31, 2004 by both Funds, pursuant to the aforementioned conditions, at September 30, 2004, were as follows:

Fund	Amount
Small-Cap Fund	$ 2,174
American Endeavor Fund	7,880

During the year ended September 30, 2005, the Small-Cap Fund reimbursed the Advisor $2,174 for organizational expenses paid. The Advisor has permanently waived the reimbursement of $7,880 in organizational expenses due from the American Endeavor Fund due to the expiration of the repayment period.

Prior to August 1, 2005, Unified Fund Services, Inc. ("Unified"), 431 N. Pennsylvania Street, Indianapolis, IN 46204, served as the Trust's transfer, dividend paying and shareholder servicing agent, fund accountant and fund administrator. Effective August 1, 2005, TrendStar Advisors, LLC also serves as the Funds' administrator ("TrendStar") and retains Unified to provide certain transfer agent, fund accounting and administration services to the Funds. For its services rendered as administrator, the Trust pays TrendStar an annual fee, paid monthly, based on the average net assets of each Fund of 0.70% on assets under $300 million, 0.65% on assets from $300 million to $500 million and 0.60% on assets greater than $500 million. Each Fund bears its pro rata share of such expenses, which for the period August 1, 2005 through September 30, 2005, amounted to $218,360 and $31,187 for the Small-Cap Fund and American Endeavor Fund, respectively. Unified, subject to the supervision of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Trust and TrendStar. In providing transfer agent services, Unified maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

Unified also performs certain administrative tasks for the Funds pursuant to a written agreement with the Trust and TrendStar. Unified also supervises all aspects of the operations of the Funds except those reserved by the Funds' investment advisor under its advisory agreement and the Funds' administrator under its administration agreement with the Trust. As fund accountant, Unified is responsible for calculating each Fund's net asset value, and preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Trust Act of 1940. As fund administrator, Unified, prepares financial statements contained in the reports to shareholders of the Fund, prepares reports and filings with the Securities and Exchange Commission (the "SEC"), prepares filings with state authorities, and maintains the Funds' financial accounts and records. Prior to August 1, 2005, for the services rendered as transfer agent, fund accountant, and fund administrator, the Trust paid Unified an annual fee, paid monthly, based on the average net assets of each Fund, as determined by valuations made as of the close of each business day of

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

the month. Each Fund assumed its pro rata share of such expenses, which for the period ended July 31, 2005, amounted to $345,713 and $70,635 for the Small-Cap Fund and American Endeavor Fund, respectively.

Each Fund retains Unified Financial Securities, Inc., (the "Distributor") a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to the Distributor by the Funds for the year ended September 30, 2005.

NOTE 4. INVESTMENT TRANSACTIONS

For the year ended September 30, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Small-Cap Fund	American Endeavor Fund
Purchases		
U.S. Government Obligations	$ -	$ -
Other	118,432,258	2,823,851
Sales		
U.S. Government Obligations	$ -	$ -
Other	15,303,143	2,862,097

As of September 30, 2005, the net unrealized appreciation of investments for tax purposes was as follows:

	Small-Cap Fund	American Endeavor Fund
Gross Appreciation	$ 21,355,940	$ 3,089,821
Gross (Depreciation)	(9,958,239)	(2,310,739)
Net Appreciation on Investments	$ 11,309,493	$ 779,082

At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $183,331,284 and $25,383,342 for the Small-Cap Fund and the American Endeavor Fund, respectively.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2005, Charles Schwab & Co., Inc. held 70.92% and 92.37% of the Small-Cap Fund and the American Endeavor Fund, respectively, in an omnibus account for the benefit of its customers. As of September 30, 2005, an officer of the Trust held 2.68% of the American Endeavor Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

Small-Cap Fund. The Small-Cap Fund paid a short-term capital gain dividend of $0.1481 per share on December 29, 2004 to shareholders of record on December 28, 2004. There were no distributions for the period October 31, 2003 (commencement of operations) to September 30, 2004.

The tax characterization of distributions for the fiscal year ended September 30, 2005 was as follows:

Distributions paid from:	2005	2004
Ordinary income	$ -	$ -
Short-term capital gain	1,374,452	-
Long-term capital gain	-	-
	$ 1,374,452	$ -

American Endeavor Fund. The American Endeavor Fund paid an ordinary income dividend of $0.0050 per share and a short-term capital gain dividend of $0.0223 per share on December 29, 2004 to shareholders of record on December 28, 2004. There were no distributions for the period October 31, 2003 (commencement of operations) to September 30, 2004.

The tax characterization of distributions for the fiscal year ended September 30, 2005 was as follows:

Distributions paid from:	2005	2004
Ordinary income	$ 11,367	$ -
Short-term capital gain	50,699	-
Long-term capital gain	-	-
	$ 62,066	$ -

As of September 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Small-Cap Fund	American Endeavor Fund
Undistributed ordinary income	$ 1,210,927	$ 57,008
Undistributed long-term capital gain	697,617	377,294
Unrealized appreciation (depreciation)	11,309,493	779,082
	$ 13,218,037	$ 1,213,384

Interested Trustees

Name, Address & Date of Birth	Position(s) Held with the Trust	Term of Office & Length of Time Served	Principal Occupation(s) During Past 5 Years	Funds Overseen by Trustee	Other Trustee/ Directorships Held by Trustee
Thomas W. Laming* 7300 College Blvd., Suite 308 Overland Park, KS 66210 (Age – 47)	Interested Trustee, President	Indefinite. Since September, 2003	President and Chief Investment Officer of TrendStar Advisors, LLC, Overland Park, KS, since August, 2003. Previously Senior Vice President and Portfolio Manager, Kornitzer Capital Management, Inc., in Shawnee Mission, Kansas, an investment advisory firm, from January 1993 to August 2003. Previously a Senior Engineer at Martin Marietta in Denver, Staff Engineer with TRW at the Johnson Space Center in Houston and at TRW's Space Park Facility in Redondo Beach, and technology analyst with Waddell & Reed in Overland Park, Kansas. Senior Member of the American Institute of Aeronautics and Astronautics. M.B.A. from Indiana University, M.S. in Aeronautics and Astronautics from the Massachusetts Institute of Technology and a B.S., with highest distinction, in Physics from the University of Kansas.	2	University of Kansas, College of Liberal Arts & Sciences Advisory Board Indiana University Reese Fund Board of Advisors PPM Services, Inc.
James R. McBride* 7300 College Blvd., Suite 308 Overland Park, KS 66210 (Age – 45)	Interested Trustee, Treasurer	Indefinite. Since September, 2003	Vice President & Co-Portfolio Manager, TrendStar Advisors, LLC, since August, 2003. Previously Vice President and Research Analyst, Kornitzer Capital Management, Inc., from 2000 to 2003. Program Manager, Senior Analyst and various other management positions, Hewlett Packard, from 1989 to 2000. M.B.A in finance from Indiana University, B.S., with honors, in Mechanical Engineering, from Wichita State University	2	None

Disinterested (Independent) Trustees

Name, Address & Date of Birth	Position(s) Held with the Trust	Term of Office & Length of Time Served	Principal Occupation(s) During Past 5 Years	Funds Overseen by Trustee	Other Trustee/ Directorships Held by Trustee
Robert C. Klemkosky 7300 College Blvd., Suite 308 Overland Park, KS 66210 (Age - 66)	Independent Trustee	Indefinite. Since September, 2003	Robert C. Klemkosky is the Fred T. Greene Professor Emeritus of Finance at Indiana University Kelley School of Business. Joined faculty in 1976 and named to Professorship in 1982. Chairperson of the Finance Department from 1986-1992 and 2000-2003. He is currently the founding dean of Graduate School of Business at Sungkyunkwan University in Seoul, Korea. Professional experience includes corporate treasurer's department of Dow Chemical and credit analyst in corporate lending for National Bank of Detroit. Dr. Klemkosky has taught internationally in numerous countries including France and Russia. Has published over thirty articles in leading finance journals, including Journal of Finance of which he was the Associate Editor, Journal of Financial and Quantitative Analysis, and Journal of Business. Received the Teaching Excellence Award from the Doctoral Association in 1977. A native of Michigan, Dr. Klemkosky holds a B.A. and Ph. D. from Michigan State University and an M.B.A. from the University of Michigan.	2	None
Kim A. Wilcox 7300 College Blvd., Suite 308 Overland Park, KS 66210 (Age - 51)	Independent Trustee	Indefinite. Since August, 2005	Provost and Vice President for Academic Affairs, Michigan State University, since August, 2005. Member of the faculty of the University of Kansas for over 15 years, including Chair of the Department of Speech-Language-Hearing: Sciences and Disorders, Dean of the College of Liberal Arts and Sciences, and Vice Provost for General Education Coordination. Also served as Interim Director of Academic Affairs and President and CEO of the Kansas Board of Regents. The recipient of grants from the National Science Foundation and the U.S. Department of Education, he has published over thirty articles related to speech development and disorders. Has served as a member of the Midwest Higher Education Commission, the Boards of Directors for Kansas Inc. and the Distributed Learning Workshop. He holds a B.A. from Michigan State University and an M.S. and Ph.D. from Purdue University.	2	None
P. Bradley Adams 7300 College Blvd., Suite 308 Overland Park, KS 66210 (Age - 45)	Independent Trustee, Chairman	Indefinite. Since September, 2003	Director of Financial Operations with Tortoise Capital Advisors, LLC. Vice President of Finance and Operations, Chief Operating Officer and Director, Jones & Babson, Inc., Kansas City, MO, an investment company service provider, from 1984 to 2003. B.S. in Finance from University of Wyoming in 1983. M.B.A. from Rockhurst College, Kansas City, MO in 1987.	2	None

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12-month period ended June 30, 2005 are available without charge, upon request: (1) by calling the Fund at (888) 747-4872; and (2) on the Commission's website at www.sec.gov.

BOARD RENEWAL OF INVESTMENT ADVISORY AGREEMENT

On August 8, 2005, the Trust's Board of Trustees renewed for an additional one-year period the investment advisory agreement between the Trust and TrendStar Advisors, LLC on behalf of each series of the Trust (the "IA Agreement"), which was due to expire on September 30, 2005. The Board considered, among others, the following five elements with respect to the IA Agreement: (1) the nature, extent, and quality of the services provided by the investment adviser; (2) the investment performance of the funds and the investment adviser; (3) the costs of the services to be provided and profits realized by the investment adviser from the relationship with the funds; (4) the extent to which economies of scale would be realized as the funds grow; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors.

The Board requested and received a variety of documents, policies, procedures and financial data to assist them in their deliberations.. The materials were prepared by the Adviser or by Unified Fund Services, Inc. and were provided to the Trustees in advance of the meeting.

The Board noted that at an earlier Special Meeting, fees charged under the IA Agreement had been reduced at the request of the Adviser as part of an overall re-structuring of the contractual arrangements between the Trust and the Adviser. After full review of the materials presented and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by the Adviser continued to be fair and reasonable in light of the services provided to the Funds.

The Board then discussed the nature, extent and quality of the Adviser's services to the Fund. In particular, the Board noted with approval the Adviser's commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent investment management to the Funds, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board noted for the record that it reviewed, on a quarterly basis, performance and management reports relating to the Funds, and those prior reviews were incorporated into the Board's current considerations.

The Board discussed the Adviser's current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board noted that the IA Agreement's recently amended fee structure put into place a breakpoint structure wherein IA fees would decrease as assets grew. Accordingly, a structure was now in place that would allow the Funds to realize economies of scale as assets grew. However, the Board also noted that the Adviser had been subsidizing the Funds' operations since their inception and that the Adviser had a contractual right to recover certain of those expenses before the overall fund expense ratios would decrease.

The Board next considered the investment performance of each Fund and the Adviser's performance. The Board generally approved of each Fund's performance. Further, the Board noted with approval that the Advisor did not succumb to "style drift" in its management of each Fund's assets, and that each Fund was committed to maintain its investment mandate, even if that

meant underperformance during periods when that style was out of favor. The Board noted with approval the Adviser's ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that although the Adviser's business was not devoted exclusively to serving the Funds, the Adviser did not appear to realize any extraordinary ancillary benefits or profits deriving from its relationship with the Funds.

After full discussion and consideration, and upon motion made, seconded and unanimously approved, with the Independent Trustees separately approving, the Board renewed the IA Agreement for an additional one-year period, commencing on September 30, 2005 and running through September 30, 2006.

INVESTMENT ADVISOR & ADMINISTRATOR
TrendStar Advisors, LLC.
7300 College Blvd. Suite 308
Overland Park, KS 66210

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
826 Westpoint Parkway Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
David Jones & Associates, P.C.
395 Sawdust Rd. #2148
The Woodlands, TX 77380

CUSTODIAN
Huntington National Bank
41 South High St.
Columbus, OH 43215

SUB-ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Funds prospectus which contains information about the Funds' management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, the code of ethics was amended to prohibit personal trading in equity securities by access persons, and to require pre-clearance of personal transactions in shares of TrendStar Fund by access persons.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a) The Board has determined that each member of the Audit Committee qualifies and has been designated by the Board as an audit committee financial expter.

Item 4. Principal Accountant Fees and Services.

(a) **Audit Fees**

FY 2005	$ 16,000
FY 2004	$ 15,500

(b) **Audit-Related Fees** – N/A

	Registrant	Adviser
FY 2005	$	$
FY____2004	$ ___________	$___________

Nature of the fees:

(c) **Tax Fees**

	Registrant
FY 2005	$ 1,600
FY 2004	$ 1,500

Nature of the fees: preparation of the 1120 RIC

(d) **All Other Fees**

	Registrant	Adviser
FY 2005	$ 385	N/A
FY 2004	$ 607	N/A

Nature of the fees: Out of pockets, consents

(e) (1) **Audit Committee's Pre-Approval Policies**

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors' specific representations as to their independence;

(2) **Percentages of Services Approved by the Audit Committee**

	Registrant	
Audit-Related Fees:	100	%
Tax Fees:	100	%
All Other Fees:	100	%

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

FY	2005	$ 0		$ 0
FY	2004	$ 0		$ 0

(h) The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures. (Check disclosure controls for requirement of meeting)

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 5, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's six month fiscal period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code is filed herewith. - Annual

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.